Borrowings	12 Months Ended
Dec. 31, 2023
Borrowings
Borrowings

13. Borrowings

An analysis of the borrowings is as follows:

	As of December 31,
	2022	2023
Amounts due within one year	305,975	108,985
Less: unamortized deferred loan/bond issuance costs	(10,998)	(1,068)
Borrowings, current portion	294,977	107,917
Amounts due after one year	3,047,916	2,997,216
Less: unamortized discount	(2,100)	(1,678)
Less: unamortized deferred loan/bond issuance costs	(41,049)	(50,551)
Borrowings, non-current portion	3,004,767	2,944,987
Total	3,299,744	3,052,904

Loans

Terminated Facilities:

(a) Citibank, N.A., London Branch, Nordea Bank AB, London Branch, The Export-Import Bank of Korea, Bank of America, National Association, BNP Paribas, Crédit Agricole Corporate and Investment Bank, Credit Suisse AG, HSBC Bank plc (“HSBC”), ING Bank N.V. (“ING”), London Branch, KEB HANA Bank, London Branch, KfW IPEX-Bank GmbH, National Australia Bank Limited, Oversea-Chinese Banking Corporation Limited, Société Générale and The Korea Development Bank loan (October 2015 Facility, as defined below)

On October 16, 2015, GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd., GAS-fourteen Ltd., GAS-twenty two Ltd., GAS-twenty three Ltd., GAS-twenty four Ltd. and GAS-twenty five Ltd. entered into a debt financing agreement with 14 international banks (“October 2015 Facility”) for $1,311,356 to partially finance the delivery of the eight newbuildings delivered in 2016, 2018 and 2019. The financing was backed by the Export Import Bank of Korea (“KEXIM”) and the Korea Trade Insurance Corporation (“K-Sure”), who were either directly lending or providing cover for over 60% of the facility. Amounts drawn bore interest at USD London Interbank Offered Rate (“LIBOR”) plus a margin.

On October 21, 2020, the outstanding indebtedness of GAS-twenty five Ltd., in the amount of $136,776 was prepaid pursuant to the sale and leaseback agreement entered into with a wholly owned subsidiary of CMB Financial Leasing Co. Ltd., Sea 190 Leasing Co. Limited (“Sea 190 Leasing”) (refer below).

On January 22, 2021, the outstanding indebtedness of GAS-twenty four Ltd., in the amount of $130,889 was prepaid pursuant to the sale and leaseback agreement entered into with a wholly owned subsidiary of ICBC Financial Leasing Co., Ltd., Hai Kuo Shipping 2051G Limited (“Hai Kuo Shipping”) (refer below). The relevant tranches of the loan agreement were terminated and the respective unamortized loan fees of $3,528 written-off to the consolidated statement of profit or loss.

The aggregate balance outstanding under the loan facility as of December 31, 2022 was $598,313.

In June 2023, a supplemental agreement was entered into, which provided for the transition of the rate of interest on the facility to a risk-free rate. It was agreed that the margin would remain unchanged, and the facility transitioned from LIBOR to the daily non-cumulative compounded Secured Overnight Financing Rate (“SOFR”) rate as administered by Federal Reserve Bank of New York plus the applicable Credit Adjustment Spread (“CAS”), effective immediately from and including the interest period beginning after June 30, 2023. Additionally, in June 2023, HSBC Bank plc transferred to ING Bank N.V., London Branch via transfer certificate its commitments, rights and obligations under the October 2015 Facility.

On November 14, 2023, pursuant to the Sustainability Facility entered into by GasLog to refinance all outstanding debt secured by 23 LNG carriers across both GasLog and GasLog Partners (refer to (d) in the Existing Facilities section), the outstanding balances of GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd., GAS-fourteen Ltd., GAS-twenty two Ltd. and GAS-twenty three Ltd. under the October 2015 Facility totaling $534,742 were fully repaid. The October 2015 Facility was terminated and the respective unamortized loan fees of $8,822 written-off to the consolidated statement of profit or loss.

(b) Credit Suisse AG, Nordea Bank Abp, filial I Norge and Iyo Bank Ltd., Singapore Branch (2019 GasLog Partners Facility, as defined below)

On February 20, 2019, GAS-three Ltd., GAS-four Ltd., GAS-five Ltd., GAS-sixteen Ltd., GAS-seventeen Ltd., GasLog Partners and GasLog Partners Holdings LLC entered into a loan agreement with Credit Suisse AG, Nordea Bank Abp, filial I Norge and Iyo Bank Ltd., Singapore Branch, each an original lender and Nordea acting as security agent and trustee for and on behalf of the other finance parties mentioned above, for a five - year credit facility of up to $450,000 (the “2019 GasLog Partners Facility”). Subsequently, on the same date, the Development Bank of Japan, Inc. entered the facility as lender via transfer certificate. The vessels covered by the 2019 GasLog Partners Facility were the GasLog Shanghai, the GasLog Santiago, the GasLog Sydney, the Methane Rita Andrea and the Methane Jane Elizabeth. The credit facility bore interest at LIBOR plus a margin.

On October 26, 2021, the outstanding indebtedness of GAS-three Ltd., in the amount of $97,050 was prepaid pursuant to the sale and leaseback agreement entered into with a wholly-owned subsidiary of CDBL (refer to Note 7). The relevant advance of the loan agreement was cancelled and the respective unamortized loan fees of $604 written-off to the consolidated statement of profit or loss.

The aggregate balance outstanding as of December 31, 2022 was $250,320, with no amount available to be redrawn as of December 31, 2022.

On March 30, 2023, the outstanding indebtedness of GAS-five Ltd., in the amount of $87,780 was prepaid pursuant to the sale and leaseback agreement entered into with a wholly-owned subsidiary of CDBL (refer to Note 7). The relevant advance of the loan agreement was cancelled and the respective unamortized loan fees of $229 written-off to the consolidated statement of profit or loss.

In February 2023, a supplemental agreement was entered into, which provided for the transition of the rate of interest on the facility to a risk-free rate. It was agreed that the margin would remain unchanged, and the facility transitioned from LIBOR to the daily non-cumulative compounded SOFR rate as administered by Federal Reserve Bank of New York plus the applicable CAS, effective August 21, 2023.

On November 14, 2023, pursuant to the Sustainability Facility entered into by GasLog to refinance all outstanding debt secured by 23 LNG carriers across both GasLog and GasLog Partners (refer to (d) in the Existing Facilities section), the outstanding balances of GAS-four Ltd., GAS-sixteen Ltd. and GAS-seventeen Ltd. under the 2019 GasLog Partners Facility totaling $148,194 were fully repaid. The 2019 GasLog Partners Facility was terminated and the respective unamortized loan fees of $157 written-off to the consolidated statement of profit or loss.

(c) ABN AMRO BANK N.V. (“ABN”) and Oversea-Chinese Banking Corporation Limited (“OCBC”) (GasLog Warsaw Facility, as defined below)

On June 25, 2019, GasLog Hellas-1 Special Maritime Enterprise entered into a seven - year loan agreement with ABN AMRO BANK N.V. and OCBC, for the financing of the GasLog Warsaw, which was delivered on July 31, 2019 (the “GasLog Warsaw Facility”). The agreement provided for a single tranche of $129,500. The loan bore interest at LIBOR plus a margin.

The balance outstanding as of December 31, 2022 was $108,456.

In May 2023, a supplemental agreement was entered into, which provided for the transition of the rate of interest on the facility to a risk-free rate. It was agreed that the margin would remain unchanged, and the facility transitioned from LIBOR to the daily non-cumulative compounded SOFR rate as administered by Federal Reserve Bank of New York plus the applicable CAS, effective July 25, 2023.

On November 14, 2023, pursuant to the Sustainability Facility entered into by GasLog to refinance all outstanding debt secured by 23 LNG carriers across both GasLog and GasLog Partners (refer to (d) in the Existing Facilities section), the outstanding balance of GasLog Hellas-1 Special Maritime Enterprise totaling $101,981 under the GasLog Warsaw Facility was fully repaid. The GasLog Warsaw Facility was terminated and the respective unamortized loan fees of $645 written-off to the consolidated statement of profit or loss.

(d) Citibank, N.A., London Branch, DNB (UK) Ltd., Skandinaviska Enskilda Banken AB (publ) (“SEB”), The Export-Import Bank of Korea, Bank of America, National Association, BNP Paribas, Seoul Branch, Commonwealth Bank of Australia, KfW IPEX-Bank GmbH, National Australia Bank Limited, Oversea-Chinese Banking Corporation Limited, Société Générale, Standard Chartered Bank (“SCB”), The Korea Development Bank and KB Kookmin Bank (7xNB Facility, as defined below)

On December 12, 2019, GAS-twenty eight Ltd., GAS-thirty Ltd., GAS-thirty one Ltd., GAS-thirty two Ltd., GAS-thirty three Ltd., GAS-thirty four Ltd. and GAS-thirty five Ltd. entered into a loan agreement (the “7xNB Facility”) with 13 international banks, with Citibank N.A. London Branch and DNB Bank ASA (“DNB”), London Branch acting as agents on behalf of the other finance parties. The financing was backed by KEXIM and K-Sure, who were either directly lending or providing cover for over 60% of the facility. The agreement of up to $1,052,791 partially financed the delivery of seven newbuildings delivered in 2020 and 2021. The loan agreement provided for four tranches of $176,547, $174,787, $356,671 and $344,786. The facility was also sub-divided into seven loans, one loan per newbuilding vessel, provided for each of the vessels on a pro rata basis under each of the four tranches. Amounts drawn bore interest at LIBOR plus a margin.

On June 11, 2021 and on August 20, 2021, $152,955 and $152,955, respectively, was drawn down with respect to the deliveries of the GasLog Wellington and the GasLog Winchester.

The aggregate balance outstanding under the loan facility as of December 31, 2022 was $939,188.

In June 2023, a supplemental agreement was entered into, which provided for the transition of the rate of interest on the facility to a risk-free rate. It was agreed that the margin would remain unchanged, and the facility transitioned from LIBOR to the daily non-cumulative compounded SOFR rate as administered by Federal Reserve Bank of New York plus the applicable CAS, effective immediately from and including the interest period beginning after June 30, 2023.

On November 14, 2023, pursuant to the Sustainability Facility entered into by GasLog to refinance all outstanding debt secured by 23 LNG carriers across both GasLog and GasLog Partners (refer to (d) in the Existing Facilities section), the outstanding balances of GAS-twenty eight Ltd., GAS-thirty Ltd., GAS-thirty one Ltd., GAS-thirty two Ltd., GAS-thirty three Ltd., GAS-thirty four Ltd. and GAS-thirty five Ltd. under the 7xNB Facility totaling $892,759 were fully repaid. The 7xNB Facility was terminated and the respective unamortized loan fees of $16,506 written-off to the consolidated statement of profit or loss.

(e) BNP Paribas, Credit Suisse AG and Alpha Bank S.A. (GasLog Partners $260.3M Facility, as defined below)

On July 16, 2020, GasLog Partners entered into a five – year credit agreement of $260,331 (the “GasLog Partners $260.3M Facility”) with BNP Paribas, Credit Suisse AG and Alpha Bank S.A., each an original lender, with BNP Paribas acting as security agent and trustee for and on behalf of the other finance parties mentioned above, in order to refinance the existing indebtedness due in 2021 on three of its vessels, the Methane Shirley Elisabeth, the GasLog Seattle and the Solaris. Interest on the facility was payable at a rate of LIBOR plus a margin.

On September 14, 2022, the outstanding indebtedness of GAS-twenty Ltd. in the amount of $32,154 was prepaid pursuant to the sale of the Methane Shirley Elisabeth (refer to Note 6). The relevant advance of the loan agreement was cancelled and the respective unamortized loan fees of $294 written-off on the consolidated statement of profit or loss.

The aggregate balance outstanding as of December 31, 2022 was $193,790.

In June 2023, a supplemental agreement was entered into, which provided for the transition of the rate of interest on the facility to a risk-free rate. It was agreed that the margin would remain unchanged, and the facility transitioned from LIBOR to the daily non-cumulative compounded SOFR rate as administered by Federal Reserve Bank of New York plus the applicable CAS, effective July 21, 2023.

On November 14, 2023, pursuant to the Sustainability Facility entered into by GasLog to refinance all outstanding debt secured by 23 LNG carriers across both GasLog and GasLog Partners (refer to (d) in the Existing Facilities section), the outstanding balances of GAS-seven Ltd. and GAS-eight Ltd. under the GasLog Partners $260.3M Facility totaling $181,419 were fully repaid. The GasLog Partners $260.3M Facility was terminated and the respective unamortized loan fees of $985 written-off to the consolidated statement of profit or loss.

(f) DNB Bank ASA, London Branch, and ING Bank N.V., London Branch (GasLog Partners $193.7M Facility, as defined below)

On July 16, 2020, GasLog Partners entered into a five – year credit agreement of $193,713 (the “GasLog Partners $193.7M Facility”) with DNB Bank ASA, London Branch, and ING Bank N.V., London Branch, each an original lender (together, the “Lenders”), with DNB Bank ASA, London Branch acting as security agent and trustee for and on behalf of the other finance party mentioned above, in order to refinance the existing indebtedness due in 2021 on three of its vessels, the Methane Alison Victoria, the Methane Heather Sally and the Methane Becki Anne. Interest on the facility was payable at a rate of LIBOR plus a margin.

In July 2022, pursuant to a “margin reset clause” included in the GasLog Partners $193.7M Facility, which required the Lenders and GAS-nineteen Ltd., GAS-twenty one Ltd., and GAS-twenty seven Ltd. (together, the “Borrowers”) to renegotiate the facility’s margin, the Borrowers and Lenders agreed the margin would remain unchanged and the facility would be transitioned from the six-month LIBOR to the three-month Chicago Mercantile Exchange (“CME”) Term SOFR Reference Rates as administered by CME Group Benchmark Administration Limited (“CBA”), effective July 21, 2022.

On October 31, 2022, the outstanding indebtedness of GAS-twenty one Ltd. in the amount of $32,939 was prepaid pursuant to the sale and leaseback agreement entered into with an unrelated third party (refer to Note 7). The relevant advance of the loan agreement was cancelled and the respective unamortized loan fees of $360 written-off on the consolidated statement of profit or loss.

The aggregate balance outstanding as of December 31, 2022 was $126,378.

On November 14, 2023, pursuant to the Sustainability Facility entered into by GasLog to refinance all outstanding debt secured by 23 LNG carriers across both GasLog and GasLog Partners (refer to (d) in the Existing Facilities section), the outstanding balances of GAS-nineteen Ltd. and GAS-twenty seven Ltd. under the GasLog Partners $193.7M Facility totaling $113,886 were fully repaid. The GasLog Partners $193.7M Facility was terminated and the respective unamortized loan fees of $805 written - off to the consolidated statement of profit or loss.

(g) ABN AMRO Bank N.V., Citigroup Global Markets Limited and Nordea Bank ABP, Filial I Norge, HSBC Bank plc, Credit Agricole Corporate and Investment Bank, Unicredit Bank AG and National Bank of Australia Limited (GasLog $576.9M Facility, as defined below)

On July 16, 2020 GAS-one Ltd., GAS-two Ltd., GAS-six Ltd., GAS-nine Ltd., GAS-ten Ltd., and GAS-eighteen Ltd. entered into a credit agreement of $576,888 (the “GasLog $576.9M Facility”) with ABN AMRO Bank N.V., Citigroup Global Markets Limited and Nordea Bank ABP, Filial I Norge acting as global co-ordinators and bookrunners, while HSBC Bank plc acting as mandated lead arranger; Credit Agricole Corporate and Investment Bank acting as lead arranger and Unicredit Bank AG and National Bank of Australia Limited acting as arrangers, each of those being an original lender. The credit agreement was entered to refinance the existing indebtedness due in 2021 of six of the Group’s vessels, the GasLog Savannah, the GasLog Singapore, the GasLog Skagen, the GasLog Saratoga, the GasLog Salem and the Methane Lydon Volney. ABN AMRO Bank N.V. was appointed by the other finance parties in this syndicate as security agent and trustee. The facility comprised of a $494,475 Term Loan Facility and a $82,413 revolving loan facility which matured in June 2025. The facility bore interest at LIBOR plus a margin.

On October 26, 2021, the outstanding indebtedness of GAS-ten Ltd., in the amount of $87,390 and $15,794 outstanding under the term and revolving loan facility, respectively, was prepaid pursuant to the sale and leaseback agreement entered into with a wholly-owned subsidiary of CDBL (refer to Note 7). The relevant advance of the loan agreement was cancelled and the respective unamortized loan fees of $1,302 written-off to the consolidated statement of profit or loss.

On March 28, 2022, the outstanding indebtedness of GAS-six Ltd. in amounts of $86,027 and $15,984 outstanding under the term and revolving loan facility, respectively, was prepaid pursuant to the sale and leaseback agreement entered into with a wholly-owned subsidiary of CDBL (refer to Note 7). The relevant advance of the loan agreement was cancelled and the respective unamortized loan fees of $1,150 written-off on the consolidated statement of profit or loss.

In April 2022, the outstanding indebtedness of GAS-eighteen Ltd. was reduced by an amount of $2,500 which was prepaid in accordance with the terms of the credit agreement.

In October 2022, the Methane Lydon Volney, changed from the flag of Bermuda to the flag of Greece, was renamed to GasLog Athens and sold from GAS-eighteen Ltd. to the subsidiary GasLog Hellas-2 Special Maritime Enterprise.

In October 2022, a supplemental agreement was entered into, which among other things, provided for the addition of GasLog Hellas-2 Special Maritime Enterprise as a new borrower, the change of flag and name of the Methane Lydon Volney and the transition of the rate of interest on the facility to a risk-free rate. It was agreed that the margin would remain unchanged, and the facility transitioned from LIBOR to the daily non-cumulative compounded SOFR rate as administered by Federal Reserve Bank of New York plus the applicable CAS, effective October 6, 2022.

The aggregate balance outstanding under the term and revolving loan facility as of December 31, 2022 was $245,990 and $50,215, respectively with no amount available to be redrawn under the revolving loan facility as of December 31, 2022.

In March 2023, the outstanding indebtedness of GasLog Hellas-2 Special Maritime Enterprise was reduced by an amount of $2,500 which was prepaid in accordance with the terms of the credit agreement.

On March 30, 2023, the outstanding indebtedness of GAS-nine Ltd. in amounts of $78,553 and $15,556 outstanding under the term and revolving loan facility, respectively, was prepaid pursuant to the sale and leaseback agreement entered into with a wholly-owned subsidiary of CDBL (refer to Note 7). The relevant advance of the loan agreement was cancelled and the respective unamortized loan fees of $786 written-off on the consolidated statement of profit or loss.

On July 17, 2023, the outstanding indebtedness of GasLog Hellas-2 Special Maritime Enterprise in amounts of $24,668 and $6,138 outstanding under the term and revolving loan facility, respectively, was prepaid pursuant to the sale of the GasLog Athens (refer to Note 6). The relevant advance of the loan agreement was cancelled and the respective unamortized loan fees of $290 written-off on the consolidated statement of profit or loss.

On November 14, 2023, pursuant to the Sustainability Facility entered into by GasLog to refinance all outstanding debt secured by 23 LNG carriers across both GasLog and GasLog Partners (refer to (d) in the Existing Facilities section), the outstanding balances of GAS-one Ltd. and GAS-two Ltd. under the GasLog $576.9M Facility totaling $150,461 were fully repaid. The GasLog $576.9M Facility was terminated and the respective unamortized loan fees of $954 written-off to the consolidated statement of profit or loss.

(h) National Bank of Greece S.A. (“NBG”) (GasLog Chelsea $96.8M Facility, as defined below)

On July 30, 2020, GasLog entered into a five – year credit agreement of $96,815 (the “GasLog Chelsea $96.8M Facility”) with National Bank of Greece S.A. for the refinancing of GAS-fifteen Ltd., the entity owning the Alexandroupolis (formerly GasLog Chelsea). National Bank of Greece S.A. was acting as the sole original lender. The loan bore interest at LIBOR plus a margin.

The balance outstanding as of December 31, 2022 was $79,790.

On February 7, 2023, GasLog prepaid an amount of $77,899 with respect to the associated debt of the Alexandroupolis (formerly GasLog Chelsea) pursuant to the commencement of the conversion of the vessel to an FSRU, using the additional proceeds of $92,780 received from Gastrade at the same date. GasLog has agreed to sell the vessel following its conversion to an FSRU. The GasLog Chelsea $96.8M Facility was terminated and the respective unamortized loan fees of $661 written-off to the consolidated statement of profit or loss.

Existing Facilities:

(a) Sea 190 Leasing (GasLog Hong Kong SLB, as defined below)

On October 21, 2020, GasLog refinanced through a sale-and-leaseback transaction the GasLog Hong Kong, a 174,000 cbm LNG carrier with low pressure dual fuel two-stroke engine (“X-DF”) propulsion built in 2018. GAS-twenty five Ltd. (“G25”) sold the vessel to Sea 190 Leasing (the “GasLog Hong Kong SLB”), raising $163,406 and leased it back under a bareboat charter for a period of 12 years. At the end of the period, G25 has the option to buy the vessel for $70,000 otherwise a premium of $30,000 will be payable. G25 can also buy back the vessel at any time by paying the capital outstanding and a prepayment fee where applicable. The amount drawn was used to refinance the outstanding indebtedness of G25, in the amount of $136,776. The amount drawn on October 21, 2020, is repayable in 48 quarterly installments, the first 20 installments amount to $2,670 each and the following 28 installments amount to $1,429 each, and a final balloon payment of $70,000 payable concurrently with the last quarterly installment in October 2032. Interest on the outstanding capital of the bareboat charter is payable at a rate of LIBOR plus a margin. G25 has the option to repurchase the vessel and as a result under IFRS 15, the transfer of the vessel does not qualify as a sale and leaseback. The Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale-and-leaseback transaction as a financial liability.

In March 2023, a supplemental agreement was entered into, which provided for the transition of the rate of interest on the facility to a risk-free rate. It was agreed that the margin would remain unchanged, and the facility transitioned from LIBOR to the daily non-cumulative compounded SOFR rate as administered by Federal Reserve Bank of New York plus the applicable CAS, effective July 21, 2023. The balance outstanding as of December 31, 2023 is $131,362 (December 31, 2022: $142,044).

(b) Hai Kuo Shipping (GasLog Houston SLB, as defined below)

On January 22, 2021, GasLog refinanced through a sale-and-leaseback transaction the GasLog Houston, a 174,000 cbm LNG carrier with X-DF propulsion built in 2018. GAS-twenty four Ltd. (“G24”) sold the vessel to Hai Kuo Shipping (the “GasLog Houston SLB”), raising $165,958 and leased it back under a bareboat charter for a period of up to eight years. At the end of the charter period, G24 has the obligation to re-purchase the vessel for $99,575. G24 has also the option to re-purchase the vessel on pre-agreed terms no earlier than the end of the first interest period, and no later than the end of year eight, of the bareboat charter. The amount drawn was used to refinance the outstanding indebtedness of G24, in the amount of $130,889. The amount drawn on January 22, 2021, is repayable in 32 quarterly installments of $2,074 each and a final balloon payment of $99,575 payable concurrently with the last quarterly installment in January 2029. Interest on the outstanding capital of the bareboat charter is payable at a rate of LIBOR plus a margin. G24 has the obligation to re-purchase the vessel and as a result under IFRS 15, the transfer of the vessel does not qualify as a sale and leaseback. The Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale-and-leaseback transaction as a financial liability.

In July 2023, a supplemental agreement was entered into, which provided for the transition of the rate of interest on the facility to a risk - free rate. It was agreed that the margin would remain unchanged, and the facility transitioned from LIBOR to the CME Term SOFR rate as administered by CME Group CBA plus the applicable CAS, effective July 22, 2023. The balance outstanding as of December 31, 2023 is $143,139 (December 31, 2022: $151,437).

(c) CMB Financial Leasing Co., Ltd. (“CMBFL”) (4xNB SLBs, as defined below)

On July 6, 2022, each of GAS-thirty eight Ltd., GAS-thirty nine Ltd., GAS-forty Ltd. and GAS-forty one Ltd. entered into sale and leaseback agreements (the “4xNB SLBs”) with wholly owned subsidiaries of CMBFL that provide for the financing of each LNG carrier on order at Hanwha. The Group will sell the aforementioned newbuildings for a total amount of up to $762,604, raising 92.5% of the newbuilding contract price in form of pre- and post- delivery financing and will lease the newbuildings back for a period of ten years (under a 20-year profile) from each delivery date. GasLog has the option to repurchase the vessels no earlier than the third anniversary of each delivery date and as a result, under IFRS 15 the transaction does not qualify as a sale and leaseback. The Company recognized the respective advance shipyard installment payments on its balance sheet under Vessels under construction and accounted for the amount received under the sale-and-leaseback transaction as a financial liability. The interest on the outstanding capital is calculated on a daily compounded SOFR plus a margin. All criteria outlined by IAS 23 Borrowing Costs were deemed to have been met upon the initial installment drawdown and as a result such borrowing costs incurred or to be incurred up to the delivery of the vessels qualify for capitalization under Vessels under construction. As of December 31, 2023, $11,397 of capitalized interest was classified under Vessels under construction in the statement of financial position (December 31, 2022: $776).

On July 15, 2022, the amount of $20,611 was drawn under these agreements to partially finance installments already paid by the Company to the shipyard. All future installments (including the delivery installment) will be financed by CMBFL. On November 30, 2022, the amount of $41,411 was drawn down to finance shipyard installments. During the year ended December 31, 2023, the Group drew down the amount of $123,855 to finance shipyard installments relating to the vessels under construction (Note 6). The delivery installment is subject to a fair market value test. As of December 31, 2023, the aggregate balance outstanding is $185,877 (December 31, 2022: $62,022), with $576,727 available to be drawn.

As of December 31, 2023, commitment, underwriting and legal fees of $8,095 for obtaining the undrawn portion of the financing were classified under Deferred financing costs in the statement of financial position and will be netted off debt on the respective drawdown dates (December 31, 2022: $8,764).

(d) $2.8 billion Five-year Sustainability-linked Senior Secured Reducing Revolving Credit Facility (Sustainability Facility as defined below)

On November 2, 2023, GasLog, signed a new Five-Year Sustainability-Linked Senior Secured Reducing Revolving Credit Facility in the amount of $2,800,000 (the “Sustainability Facility”). This financing, involving 14 international banks, includes decarbonization and social key performance targets as a component of the Sustainability Facility pricing. The Sustainability Facility refinanced the outstanding debt of $2,123,443 secured by 23 LNG carriers across both GasLog and GasLog Partners, following the acquisition by GasLog on July 13, 2023 of all the outstanding common units of GasLog Partners not already beneficially owned by GasLog. The 23 LNG carriers (12 GasLog vessels and eleven GasLog Partners vessels) securing the Sustainability Facility are comprised of ten X-DF LNG carriers, ten TFDE LNG carriers and three Steam LNG carriers. Citibank, N.A., London Branch and BNP Paribas acted as joint coordinators on the Sustainability Facility. DNB Bank ASA, London Branch has been appointed as agent and security agent and ABN AMRO BANK N.V. as sustainability co-ordinator. Alpha Bank S.A., Credit Suisse AG, a UBS Group Company, Danish Ship Finance A/S, ING Bank N.V., London Branch, National Bank of Greece S.A., Nordea Bank ABP, Filial I Norge, Oversea-Chinese Banking Corporation Limited, DNB (UK) Limited and Standard Chartered Bank (Singapore) Limited acted as bookrunners and mandated lead arrangers alongside the coordinators, the agent and the sustainability co-ordinator. National Australia Bank Limited and Skandinaviska Enskilda Banken AB (Publ) were mandated lead arrangers. The transaction was completed on November 13, 2023, with GasLog drawing down an amount of $2,128,000 and $672,000 remaining available as of that date, for general corporate purposes.

The Sustainability Facility has a five-year tenor, includes two one-year extension options and can be repaid and redrawn at any time, subject to the outstanding amount immediately after any drawdown not exceeding the total facility amount. The total facility amount reduces in 20 equal quarterly amounts of $45,319, with a final balloon amount of up to $1,893,620, together with the last quarterly reduction in November 2028. The credit facility bears interest at a daily compounded SOFR plus a margin.

On December 22, 2023 an additional amount of $129,500 was drawn under this facility.

During the year ended December 31, 2023, all fees of $41,157 for obtaining the financing were netted off the debt on the drawdown date. Commitment fees on the undrawn portion of the financing amounted to $1,203 for the period from the facility signing date to December 31, 2023 and were classified under Finance costs in the consolidated statement of profit or loss.

As of December 31, 2023, the balance outstanding is $2,257,500, with $542,500 available to be drawn.

Securities covenants and guarantees

The obligations under the aforementioned facilities are secured by a first priority mortgage over the vessels, a pledge or negative pledge of the share capital of the respective borrower and a first priority assignment of earnings and insurance related to the vessels, including charter revenue, management revenue, any insurance and requisition compensation and pre-delivery assignments of the shipbuilding contracts and the refund guarantees in the case of the 4xNB SLBs. Obligations under the Sustainability Facility are guaranteed by the 23 vessel owning companies securing the Sustainability Facility, GasLog Carriers, the Partnership and GasLog Partners Holdings LLC. Charters under the GasLog Hong Kong SLB, the GasLog Houston SLB and the 4xNB SLBs are guaranteed by GasLog. The Company’s existing facilities include customary respective covenants, and among other restrictions the facilities include a fair market value covenant pursuant to which the majority lenders may request additional security under the facilities if the aggregate fair market value of the collateral vessels (without taking into account any charter arrangements) were to fall below 120% of the total facility amount in the case of the Sustainability Facility, 100% in the case of the 4xNB SLBs (following the vessels’ delivery), 100% in the case of the GasLog Hong Kong SLB and 110% in the case of the GasLog Houston SLB. The Group was in compliance with the required minimum security coverage as of December 31, 2023. In addition, under the GasLog Hong Kong SLB, the respective lease asset entity is required to maintain at all times minimum liquidity equivalent of the next hire payment or $5,500 as of December 31, 2023 and was in compliance as of December 31, 2023.

Bonds

On March 22, 2017, GasLog closed a public offering of $250,000 aggregate principal amount of the 8.875% senior unsecured notes due in 2022 (the “8.875% Senior Notes”) at a public offering price of 100% of the principal amount. On May 16, 2019, GasLog closed a follow-on issue of $75,000 aggregate principal amount of the 8.875% Senior Notes priced at 102.5% of par with a yield to maturity of 7.89%. The gross proceeds from this offering were $76,875, including a $1,875 premium. In addition, GasLog paid $10,000 for the partial exchange of the outstanding 8.875% Senior Notes at a price of 104.75% of par value, resulting in a loss of $475 for the year ended December 31, 2019. The exchange was completed on January 13, 2020. On March 21, 2022, the Group used the proceeds of the 2029 Notes, as defined below, to repay the $315,000 of 8.875% Senior Notes at maturity.

On November 27, 2019, GasLog completed the issuance of Norwegian Kroner (“NOK”) 900,000 (equivalent to $98,550) of new senior unsecured bonds (the “NOK 2024 Bonds”) in the Norwegian bond market. The NOK 2024 Bonds mature in November 2024 and bear interest at three-month Norwegian Interbank Offered Rate (“NIBOR”) plus margin. Interest payments are made in arrears on a quarterly basis. GasLog may redeem the NOK 2024 Bonds in whole or in part as from May 2024 at 101% of par plus accrued interests on the redeemed amount.

The carrying amount under the NOK 2024 Bonds, net of unamortized financing costs and unamortized premium, as of December 31, 2023 was $87,973 (December 31, 2022: $90,241) while their fair value was $91,021 based on a USD/NOK exchange rate of 0.0981 as of December 31, 2023 (December 31, 2022: $93,414, based on a USD/NOK exchange rate of 0.1011).

On September 24, 2021, GasLog entered into a Note Purchase Agreement (the “Note Purchase Agreement”) with certain affiliates of The Carlyle Group and EIG Management Company, LLC (such affiliates, the “Purchasers”) and Wilmington Trust (London) Limited, as administrative agent, for an amount of up to $325,000 of 7.75% Notes due in 2029 (the “2029 Notes”). On March 21, 2022, the Company proceeded with the issuance of $315,000 of the 2029 Notes. The proceeds of the 2029 Notes were used to refinance the Company’s 8.875% Senior Notes at maturity. The Note Purchase Agreement allows for the issuance of additional notes in an amount up to $100,000 for the purpose of refinancing existing obligations or pursuing new growth opportunities.

The 2029 Notes were issued at 99.25% of face value and bear a fixed interest rate of 7.75%. The Purchasers received an upfront fee of 0.75% on signing and received a ticking fee of 1.5% from signing until drawing. Under certain conditions, the Company may elect to pay interest in kind up to three times, with the interest rate increasing to 9.75% for the applicable quarter. During the year ended December 31, 2023, the Group prepaid $15,000 in accordance with the prepayment terms under the 2029 Notes. The carrying amount under the 2029 Notes, net of unamortized financing costs and discount as of December 31, 2023, was $292,648 (December 31, 2022: $306,432).

The 2029 Notes can be redeemed in whole or in part at any time subject to a pre-determined premium until year 4 and at par thereafter. If the Company’s historical or projected EBITDA to debt service ratio falls below a certain threshold during years 6 and 7, a percentage of the Company’s excess cash flow will be applied towards prepayment of the 2029 Notes. Upon funding, the Purchasers have obtained a charge on the shares of GasLog Carriers held by the Company and a pledge on a designated bank account of GasLog Carriers.

In addition, the Note Purchase Agreement includes restrictions on distributions consistent with the Company’s NOK denominated bond, according to which the Company may not make distributions that in aggregate exceed $1.10/share during any calendar year. Notwithstanding the foregoing, GasLog may make any amounts of distributions so long as the Company’s cash and cash equivalents (on a consolidated basis) exceed $150,000. Finally, the Note Purchase Agreement also contains certain restrictions on indebtedness, liens, guarantees, asset sales and distributions, among others. Among other exceptions, new indebtedness is permitted when the Company meets pre-determined thresholds on a pro-forma basis for its “Charter Coverage Ratio” (the ratio of the present value of qualified contracted revenues to the aggregate indebtedness of the Company on any date).

Financial covenants

The Group is subject to specified financial covenants on a consolidated basis. These financial covenants include the following:

(i)	net working capital (excluding the current portion of long-term debt) must be not less than $0;
(ii)	total indebtedness divided by total assets must not exceed 75.0%;
(iii)	the aggregate amount of cash and cash equivalents and short-term cash deposits must be at least $75,000;
(iv)	the ratio of EBITDA over debt service obligations (including interest and debt repayments) on a trailing twelve-months’ basis must be not less than 1.10:1 provided that such covenant is not applicable as long as cash and cash equivalent and short-term cash deposits are not less than $110,000;
(v)	the market value adjusted net worth of GasLog must at all times be not less than $350,000; and
(vi)	GasLog is permitted to pay dividends or make distributions, subject to no event of default having occurred or occurring as a consequence of the payment of such dividends.

The credit facilities also impose certain restrictions relating to the Group, including restrictions that limit its ability to make any substantial change in the nature of its business or to engage in transactions that would constitute a change of control, as defined in the relevant credit facilities, without repaying all of the Group’s indebtedness in full, or to allow the Group’s largest shareholders to reduce their shareholding in GasLog below specified thresholds.

In addition, the terms of the NOK 2024 Bonds include a dividend restriction according to which GasLog may not (i) declare or make any dividend payment or distribution, whether in cash or in kind, (ii) repurchase any of the Group’s shares or undertake other similar transactions (including, but not limited to, total return swaps related to the Group’s shares), or (iii) grant any loans or make other distributions or transactions constituting a transfer of value to the Group’s shareholders (items (i), (ii) and (iii) collectively referred to as the “Distributions”) that in aggregate exceed during any calendar year $1.10/share. Notwithstanding the foregoing, GasLog may make any amount of Distributions, so long as the Group’s cash and cash equivalents and short-term cash deposits exceed $150,000, provided that GasLog can demonstrate, by delivering a compliance certificate to the bond trustee, that no event of default is continuing or would result from such Distributions.

The terms of the 2029 Notes impose certain restrictions on GasLog and our wholly owned subsidiaries. These restrictions generally limit our ability to, among other things:

(i)	incur additional indebtedness, create liens or provide guarantees in relation to indebtedness above an aggregate amount of $30,000; certain exceptions apply mainly for indebtedness incurred in the normal course of business;
(ii)	incur indebtedness for acquisitions of new vessels unless the Charter Coverage Ratio on a pro-forma basis is either above what it would have been without the acquisition and incurrence of the associated debt or above pre-determined thresholds for the remaining tenor of the 2029 Notes;
(iii)	incur indebtedness for acquisitions of second-hand vessels unless the Charter Coverage Ratio on a pro-forma basis is above pre-determined thresholds for the remaining tenor of the 2029 Notes;
(iv)	engage in merger or other corporate reconstruction transactions;
(v)	sell or otherwise dispose of ships or shares in subsidiaries if the net proceeds are above $10,000 unless such proceeds are applied towards prepayment of the 2029 Notes;
(vi)	undergo a change in ownership;
(vii)	provide any loans to third parties except in the ordinary course of business; or

(viii) declare or make any dividend payment of distribution, that in aggregate exceed during any calendar year $1.10/share.

Notwithstanding the foregoing, GasLog may make any amount of Distributions, so long as the Group’s cash and cash equivalents and short term investments exceed $150,000, provided that GasLog can demonstrate by delivering a compliance certificate to the administrative agent that no event of default is continuing or would result from such Distributions.

In connection with the de-listing of GasLog’s common shares from the New York Stock Exchange completed in June 2021, supplemental agreements have been signed with certain lenders with respect to clauses relating to GasLog. Costs relating to the aforementioned amendment of the agreements amounted to $15,718 for the year ended December 31, 2021, respectively and have been included in Financial costs (Note 19).

Compliance with the loan financial covenants is required to be reported to the Group’s lenders on a semi-annual basis while compliance with the NOK 2024 Bonds and the 2029 Notes covenants is required to be reported on a quarterly basis. The Group was in compliance with all financial covenants as of December 31, 2023.

Debt Repayment Schedule

The maturity table below reflects the principal repayments of the borrowings outstanding as of December 31, 2023 based on their repayment schedules:

As of December 31,
2023
Not later than one year	108,985
Later than one year and not later than three years	50,662
Later than three years and not later than five years	2,302,785
Later than five years	643,769
Total	3,106,201

The weighted average interest rate for the outstanding credit facilities and bonds for the year ended December 31, 2023 was 7.1% (December 31, 2022: 4.3%) excluding the fixed interest rate for the interest rate swaps where hedge accounting is not applicable (Note 26).

After excluding the unamortized deferred loan issuance costs the carrying amount of the Group’s debt recognized in the consolidated financial statements approximates its fair value since the debt bears interest at a variable interest rate.